CREDIT FACILITY WITH PLATINUM-MONTAUR LIFE SCIENCES, LLC	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Note 6. CREDIT FACILITY WITH PLATINUM-MONTAUR LIFE SCIENCES, LLC

On August 31, 2012, the Company and Platinum-Montaur Life Sciences, LLC (“Montaur”) entered into a Loan Agreement (the “Loan Agreement”) pursuant to which Montaur made a non-revolving draw credit facility (the “Credit Facility”) of up to $20,000,000 available to the Company, a substantial portion of which is subject to the successful achievement of certain clinical and regulatory milestones set forth in the Loan Agreement, with an initial available principal amount of $5,000,000 (the “Maximum Draw Amount”).  The Company issued to Montaur a Promissory Note dated August 31, 2012 (the “Note”), with a maturity date of five years from the date of closing (the “Maturity Date”).  The Company has used the proceeds from the Credit Facility to fund operations.

The principal balance of each draw will bear interest from the applicable draw date at a rate of 10% per annum, compounded monthly. The accrued interest expense for the year ended December 31, 2012 was approximately $61,000 and is included in interest expense. The Company is required to make interest payments on the principal amount due in connection with each draw on the first business day of each month until the Maturity Date.  The Company is also required to make a mandatory prepayment on each interest payment date of an amount equal to one-third of its total revenue for the then prior fiscal quarter, up to the maximum amount outstanding under the Note at that time.  The Company is not, however, required to make such interest payment or mandatory prepayment if doing so would reduce the Company’s cash and cash equivalents to less than $5,000,000.  Any amounts not previously paid in full will be due and payable on the Maturity Date.  The Company will have the right to permanently prepay any draw, in whole or in part, prior to the Maturity Date.

The Company’s subsidiary, Sontra Medical, Inc. (“Sontra”), agreed to guarantee the obligations of the Company under the Note pursuant to a guaranty agreement entered into on August 31, 2012 (the “Guaranty”). Additionally, the Note is secured by the Pledged Revenue (as defined in the Loan Agreement) of the Company and the Company’s subsidiaries pursuant to a Security Agreement dated as of August 31, 2012 by and among the Company, Sontra and Montaur.  Upon the earlier of the Maturity Date of the Note or an event of default, as defined in the Loan Agreement, the Note shall be secured by substantially all of the assets of the Company and any of its subsidiaries, which security interest shall not be effective until such event of default or maturity, pursuant to a Default Security Agreement dated August 31, 2012 by and among the Company, Sontra and Montaur.  The Company also has agreed to pay all costs associated with registering the shares underlying the Warrants (should it choose to register such shares) and to indemnify Montaur from liability resulting from the registration of such shares (subject to certain standard exceptions) in accordance with a Registration Indemnity Agreement between the Company and Montaur.

Pursuant to the Loan Agreement, the Company issued Montaur a warrant to purchase 4,000,000 shares of its Common Stock, with a term of five years and an exercise price of $2.00 per share (the “Commitment Warrant”).  The fair value of the warrant was determined to be approximately $4,840,000 and was recorded as a deferred financing cost that will be amortized to interest expense over the term of the Note.  Of this cost, $968,004 is reflected in Current Assets, representing the portion which will be amortized over the next twelve months. Amortization of the deferred financing cost for the year ended December 31, 2012 was $323,000 and is included in interest expense.

In addition, for each $1,000,000 of funds borrowed pursuant to the Credit Facility, the Company will issue Montaur a warrant to purchase 1,000,000 shares of Common Stock, with a term of five years and an exercise price equal to 150% of the market price of the Common Stock at the time of the draw, but in no event less than $2.00 or more than $4.00 per share (together with the Commitment Warrant, the “Warrants”). All of the Warrants are immediately exercisable and will have a term of five years from the issue date. The exercise price of the Warrants is subject to adjustment for stock splits, combinations or similar events.  An exercise under the Warrants may not result in the holder beneficially owning more than 4.99% or 9.99%, as applicable, of all of the Common Stock outstanding at the time; provided, however, that a holder may waive the 4.99% ownership limitation upon sixty-one (61) days’ advance written notice to the Company.

On September 14, 2012, the Company submitted a draw request to Montaur in the amount of $3,000,000 in the form required by the Loan Agreement (the “September Request”).  The Company ultimately received the $3,000,000 of draws in the following increments.  $1,000,000 on September 20, 2012, $500,000 on October 17, 2012, and $1,500,000 on November 6, 2012.  These draws were recorded on the Consolidated Balance Sheet under note payable, net of the initial $3,000,000 in discounts recorded related to the warrants issued and described below.  We have accrued interest of approximately $61,000 on the $3,000,000 note payable at a rate of 10% per annum, compounded monthly through the year ended December 31, 2012.

In accordance with the Loan Agreement and as a result of funding received from Montaur, the Company issued to Montaur separate warrants concurrent with the three draws above to purchase 100,000, 50,000 and 150,000 shares of Common Stock each with a term of five years, and exercise prices of $21.30, $22.70 and 21.10 per share, respectively.  The fair value of the warrants issued of $3,000,000 was determined to be approximately $3,455,000, of which $3,000,000 was treated as a debt discount and is being accreted to interest expense over the term of the Note.  Amortization of the debt discount for the year ended December 31, 2012 was approximately $121,000 and is included in interest expense in the Consolidated Statement of Operations.  The excess of the fair value of the warrants over the amount drawn under the note payable of approximately $455,000 was expensed at issuance and recorded as debt financing costs in the Consolidated Statement of Operations for the year ended December 31, 2012.  The carrying value of the note payable at December 31, 2012 was the accreted balance of $120,834.

Subsequent Event

On March 1, 2013, the Company elected to prepay all outstanding draws under the Montaur Credit Facility totaling $3,113,366, which includes interest accrued and unpaid to that date of $113,366. After such date, no principal amount is outstanding under the Credit Facility. Concurrent with this prepayment, the Company recorded non-cash interest expense of approximately $2,800,000 in 2013 relating to the unamortized debt discount on the outstanding draws paid off.